S000010351 [Member] Annual Fund Operating Expenses - AB National Portfolio	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.04%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.75%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.04%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	1.50%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.04%	[1]
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.50%

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than .01%.
[2]
The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Portfolio to the extent necessary to prevent total Portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, and extraordinary expenses), on an annualized basis, from exceeding .75%, 1.50% and .50% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares. In addition to that agreement, in connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee. Each of the agreements will remain in effect until September 30, 2026 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, each of the agreements will be automatically extended for one‑year terms thereafter unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.